Commitments and contingencies - Operating lease commitment (Details) - Office rental - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payment due by schedule
Less than 1 year	¥ 12,431
1 - 2 years	19,675
2 - 3 years	18,100
More than 3 years	16,839
Total	67,045
Operating lease expenses	¥ 18,624	¥ 14,250	¥ 17,083